SHARE-BASED PAYMENTS - Option activity (Details) - Options incentive Plan - USD ($)		6 Months Ended	12 Months Ended
	Dec. 16, 2015	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018
SHARE-BASED PAYMENTS
Number of options, at the beginning		31,600	31,600	31,600
Number of options, granted during the year/period	31,600
Number of options, annulled during the year/period		0	(31,600)	0
Number of options, effective at year/period end		31,600		31,600
Weighted average exercise price, at the beginning		$ 15.85	$ 15.85	$ 15.85
Weighted average exercise price, annulled during the year/period			(15.85)
Weighted average exercise price, effective at year/period end		$ 15.85	$ 15.85	$ 15.85